SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10:-	SUBSEQUENT EVENTS
Regarding the sale of part of the BioCancell shares after December 31, 2013, refer to note 4.